Significant Accounting Policies (Cost Allocations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost Allocations to Related Party [Line Items]
Research and development expenses undertaken by Sohu	$ 670	$ 707	$ 788
Sohu [Member]
Cost Allocations to Related Party [Line Items]
Research and development expenses undertaken by Sohu	670	707	788
Share-based compensation related to Sogou employees	0	4	49
Total	$ 670	$ 711	$ 837